Stock-based Compensation - Schedule of stock-based compensation recorded in the Company's statements of operations and comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	$ 5,245	$ 1,718	$ 10,136	$ 3,989	$ 5,550	$ 5,399
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	2,228	1,029	5,148	2,518	3,482	3,270
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	2,475	421	3,952	988	1,405	1,658
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	390	209	707	338	454	289
Truck and freight operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	$ 152	$ 59	$ 329	$ 145	$ 209	$ 182